Financing receivables, net - (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Impairment of investments	$ 8,954	¥ 62,334	¥ 35,348	¥ 43,205
Loans past due		307,626	21,075
Micro Credit personal Loans [Member]
Impairment Charges in General and Administrative Epenses		104,000
Loans past due		112,483	21,075
Corporate Loans [Member]
Loans past due		195,143
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Financing Receivables, Non-accrual Status		¥ 83,374	¥ 8,001